Financial assets and other receivables - Other financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Other financial assets	$ 19,792	$ 14,186
Other current financial assets	2	3
Other total financial assets held with third parties	19,794	14,189
Bank borrowings	46,548	77,833
Federal Grant received	1,179	2,875
Other financial assets
Disclosure of financial assets [line items]
Other total financial assets held with third parties	9,909
NMTC Program
Disclosure of financial assets [line items]
Amount allocated for reactivation		13,230
Amortized cost | Other financial assets
Disclosure of financial assets [line items]
Other financial assets	12,992	13,253
Other total financial assets held with third parties	12,992	13,253
Amortized cost | Other financial assets | FerroPem SAS
Disclosure of financial assets [line items]
Deposits given to the French government	$ 3,024	2,770
Period for return of deposits	20 years
Fair value through other comprehensive income - designated | Equity securities
Disclosure of financial assets [line items]
Other financial assets	$ 1,078
Equity securities		933
Other current financial assets	2	3
Other total financial assets held with third parties	1,080	$ 936
Fair value through profit or loss - mandatorily measured | Derivative financial instruments
Disclosure of financial assets [line items]
Other financial assets	5,722
Other total financial assets held with third parties	$ 5,722